Sequential Quarterly Product Sales - 2017 (Details) - USD ($) $ in Millions	3 Months Ended										6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018
Product sales
Product Sales	$ 5,030	$ 4,985	$ 5,487	$ 4,882	$ 4,940	$ 4,843	$ 5,260	$ 5,025	$ 5,469	$ 5,565	$ 10,015
Actual %, quarter-on-quarter	1.00%	(9.00%)	12.00%	(1.00%)	2.00%	(8.00%)	5.00%	(8.00%)	(2.00%)	(10.00%)
CER %, quarter-on-quarter	1.00%	(11.00%)	12.00%	(3.00%)	1.00%	(6.00%)	6.00%	(8.00%)	(3.00%)	(10.00%)
Oncology
Product sales
Product Sales	$ 1,434	$ 1,230	$ 1,120	$ 1,026	$ 993	$ 885	$ 930	$ 867	$ 848	$ 738	2,664
Actual %, quarter-on-quarter	17.00%	10.00%	9.00%	3.00%	12.00%	(5.00%)	7.00%	2.00%	15.00%	3.00%
CER %, quarter-on-quarter	17.00%	8.00%	9.00%	1.00%	11.00%		7.00%	2.00%	12.00%	3.00%
Tagrisso
Product sales
Product Sales	$ 422	$ 338	$ 304	$ 248	$ 232	$ 171	$ 147	$ 133	$ 92	$ 51	760
Actual %, quarter-on-quarter	25.00%	11.00%	23.00%	7.00%	36.00%	16.00%	11.00%	45.00%	80.00%	183.00%
CER %, quarter-on-quarter	25.00%	10.00%	22.00%	5.00%	34.00%	19.00%	11.00%	44.00%	82.00%	200.00%
Iressa
Product sales
Product Sales	$ 143	$ 132	$ 130	$ 137	$ 137	$ 124	$ 118	$ 125	$ 135	$ 135	275
Actual %, quarter-on-quarter	8.00%	2.00%	(5.00%)		10.00%	5.00%	(6.00%)	(7.00%)		5.00%
CER %, quarter-on-quarter	8.00%	(1.00%)	(6.00%)	(1.00%)	9.00%	8.00%	(4.00%)	(8.00%)	(2.00%)	5.00%
Lynparza
Product sales
Product Sales	$ 150	$ 119	$ 100	$ 81	$ 59	$ 57	$ 62	$ 58	$ 54	$ 44	269
Actual %, quarter-on-quarter	26.00%	19.00%	23.00%	37.00%	4.00%	(8.00%)	7.00%	7.00%	23.00%	22.00%
CER %, quarter-on-quarter	26.00%	18.00%	22.00%	33.00%	2.00%	(6.00%)	9.00%	7.00%	23.00%	22.00%
Imfinzi
Product sales
Product Sales	$ 122	$ 62	$ 18		$ 1						184
Actual %, quarter-on-quarter	98.00%
CER %, quarter-on-quarter	98.00%
Calquence
Product sales
Product Sales	$ 12	8	3								20
Actual %, quarter-on-quarter	51.00%
CER %, quarter-on-quarter	50.00%
Faslodex
Product sales
Product Sales	$ 247	$ 254	$ 238	$ 241	$ 248	$ 214	$ 222	$ 207	$ 211	$ 190	501
Actual %, quarter-on-quarter	(3.00%)	7.00%	(1.00%)	(3.00%)	16.00%	(4.00%)	7.00%	(2.00%)	11.00%	3.00%
CER %, quarter-on-quarter	(2.00%)	5.00%	(1.00%)	(5.00%)	15.00%	(3.00%)	9.00%	(2.00%)	9.00%	3.00%
Zoladex
Product sales
Product Sales	$ 192	$ 184	$ 187	$ 185	$ 178	$ 185	$ 235	$ 199	$ 204	$ 178	376
Actual %, quarter-on-quarter	4.00%	(2.00%)	1.00%	4.00%	(4.00%)	(21.00%)	18.00%	(2.00%)	15.00%	(10.00%)
CER %, quarter-on-quarter	5.00%	(4.00%)	1.00%	2.00%	(5.00%)	(12.00%)	11.00%	(2.00%)	8.00%	(8.00%)
Casodex
Product sales
Product Sales	$ 52	$ 52	$ 54	$ 51	$ 54	$ 56	$ 60	$ 62	$ 63	$ 62	104
Actual %, quarter-on-quarter		(4.00%)	6.00%	(6.00%)	(4.00%)	(7.00%)	(3.00%)	(2.00%)	2.00%	(2.00%)
CER %, quarter-on-quarter	(2.00%)	(6.00%)	6.00%	(9.00%)	(3.00%)	(2.00%)	(2.00%)	(5.00%)		(6.00%)
Arimidex
Product sales
Product Sales	$ 57	$ 54	$ 57	$ 54	$ 54	$ 52	$ 57	$ 56	$ 62	$ 57	111
Actual %, quarter-on-quarter	6.00%	(5.00%)	6.00%		4.00%	(9.00%)	2.00%	(10.00%)	9.00%	(5.00%)
CER %, quarter-on-quarter	6.00%	(7.00%)	6.00%	(2.00%)	4.00%	(7.00%)	5.00%	(13.00%)	7.00%	(5.00%)
Oncology, Others
Product sales
Product Sales	$ 37	$ 27	$ 29	$ 29	$ 30	$ 26	$ 29	$ 27	$ 27	$ 21	64
Actual %, quarter-on-quarter	37.00%	(7.00%)		(3.00%)	15.00%	(10.00%)	7.00%		29.00%	(22.00%)
CER %, quarter-on-quarter	50.00%	(20.00%)	3.00%	(3.00%)	7.00%	(3.00%)		4.00%	12.00%	(22.00%)
CVRM
Product sales
Product Sales	$ 1,623	$ 1,645	$ 1,939	$ 1,773	$ 1,775	$ 1,779	$ 1,811	$ 1,845	$ 2,168	$ 2,292	3,268
Actual %, quarter-on-quarter	(1.00%)	(15.00%)	9.00%			(2.00%)	(2.00%)	(15.00%)	(5.00%)	(7.00%)
CER %, quarter-on-quarter		(17.00%)	9.00%	(2.00%)	(1.00%)		(1.00%)	(15.00%)	(7.00%)	(7.00%)
Brilinta
Product sales
Product Sales	$ 316	$ 293	$ 299	$ 284	$ 272	$ 224	$ 236	$ 208	$ 214	$ 181	609
Actual %, quarter-on-quarter	8.00%	(2.00%)	5.00%	4.00%	21.00%	(5.00%)	13.00%	(3.00%)	18.00%	4.00%
CER %, quarter-on-quarter	9.00%	(4.00%)	5.00%	3.00%	20.00%	(4.00%)	15.00%	(2.00%)	16.00%	5.00%
Farxiga
Product sales
Product Sales	$ 340	$ 299	$ 332	$ 285	$ 250	$ 207	$ 239	$ 220	$ 211	$ 165	639
Actual %, quarter-on-quarter	14.00%	(10.00%)	16.00%	14.00%	21.00%	(13.00%)	9.00%	4.00%	28.00%	9.00%
CER %, quarter-on-quarter	15.00%	(11.00%)	16.00%	11.00%	20.00%	(13.00%)	9.00%	4.00%	26.00%	10.00%
Onglyza
Product sales
Product Sales	$ 126	$ 129	$ 180	$ 127	$ 150	$ 154	$ 149	$ 169	$ 191	$ 211	255
Actual %, quarter-on-quarter	(2.00%)	(28.00%)	42.00%	(15.00%)	(3.00%)	3.00%	(12.00%)	(12.00%)	(9.00%)	10.00%
CER %, quarter-on-quarter	(2.00%)	(29.00%)	42.00%	(17.00%)	(3.00%)	3.00%	(11.00%)	(11.00%)	(11.00%)	12.00%
Bydureon
Product sales
Product Sales	$ 155	$ 139	$ 147	$ 128	$ 146	$ 153	$ 142	$ 145	$ 156	$ 135	294
Actual %, quarter-on-quarter	12.00%	(5.00%)	15.00%	(12.00%)	(5.00%)	8.00%	(2.00%)	(7.00%)	16.00%	(13.00%)
CER %, quarter-on-quarter	11.00%	(5.00%)	15.00%	(14.00%)	(5.00%)	8.00%	(1.00%)	(6.00%)	14.00%	(16.00%)
Byetta
Product sales
Product Sales	$ 29	$ 31	$ 48	$ 39	$ 43	$ 46	$ 55	$ 61	$ 76	$ 62	60
Actual %, quarter-on-quarter	(7.00%)	(35.00%)	23.00%	(9.00%)	(7.00%)	(16.00%)	(10.00%)	(20.00%)	23.00%	(14.00%)
CER %, quarter-on-quarter	(3.00%)	(38.00%)	23.00%	(9.00%)	(7.00%)	(16.00%)	(10.00%)	(19.00%)	21.00%	(14.00%)
Qtern
Product sales
Product Sales			$ 5
Crestor
Product sales
Product Sales	$ 338	$ 389	$ 594	$ 580	$ 560	$ 631	$ 631	$ 688	$ 926	$ 1,156	727
Actual %, quarter-on-quarter	(13.00%)	(35.00%)	2.00%	4.00%	(11.00%)		(8.00%)	(26.00%)	(20.00%)	(13.00%)
CER %, quarter-on-quarter	(12.00%)	(36.00%)	2.00%	2.00%	(12.00%)	3.00%	(7.00%)	(26.00%)	(21.00%)	(13.00%)
Seloken/Toprol-XL
Product sales
Product Sales	$ 173	$ 200	$ 168	$ 160	$ 181	$ 186	$ 178	$ 185	$ 189	$ 185	373
Actual %, quarter-on-quarter	(14.00%)	19.00%	5.00%	(12.00%)	(3.00%)	4.00%	(4.00%)	(2.00%)	2.00%	16.00%
CER %, quarter-on-quarter	(13.00%)	18.00%	4.00%	(14.00%)	(4.00%)	6.00%	(2.00%)	(2.00%)		11.00%
Atacand
Product sales
Product Sales	$ 66	$ 71	$ 73	$ 80	$ 72	$ 75	$ 81	$ 74	$ 89	$ 71	137
Actual %, quarter-on-quarter	(8.00%)	(3.00%)	(9.00%)	11.00%	(4.00%)	(7.00%)	9.00%	(17.00%)	25.00%	(17.00%)
CER %, quarter-on-quarter	(8.00%)	(3.00%)	(6.00%)	8.00%	(5.00%)	(6.00%)	14.00%	(19.00%)	22.00%	(15.00%)
CVRM, Others
Product sales
Product Sales	$ 73	$ 85	$ 80	$ 80	$ 90	$ 89	$ 86	$ 84	$ 106	$ 121	158
Actual %, quarter-on-quarter	(13.00%)	6.00%		(11.00%)	1.00%	3.00%	2.00%	(21.00%)	(12.00%)	(9.00%)
CER %, quarter-on-quarter	(11.00%)	4.00%	(4.00%)	(12.00%)	(3.00%)	12.00%		(19.00%)	(11.00%)	(16.00%)
Respiratory
Product sales
Product Sales	$ 1,226	$ 1,181	$ 1,334	$ 1,092	$ 1,099	$ 1,181	$ 1,210	$ 1,110	$ 1,226	$ 1,207	2,407
Actual %, quarter-on-quarter	4.00%	(11.00%)	22.00%	(1.00%)	(7.00%)	(2.00%)	9.00%	(9.00%)	2.00%	(6.00%)
CER %, quarter-on-quarter	4.00%	(13.00%)	21.00%	(3.00%)	(8.00%)	(1.00%)	10.00%	(9.00%)	1.00%	(6.00%)
Symbicort
Product sales
Product Sales	$ 672	$ 634	$ 752	$ 668	$ 706	$ 677	$ 740	$ 697	$ 803	$ 749	1,306
Actual %, quarter-on-quarter	6.00%	(16.00%)	13.00%	(5.00%)	4.00%	(9.00%)	6.00%	(13.00%)	7.00%	(13.00%)
CER %, quarter-on-quarter	6.00%	(17.00%)	12.00%	(7.00%)	3.00%	(7.00%)	8.00%	(13.00%)	6.00%	(12.00%)
Pulmicort
Product sales
Product Sales	$ 287	$ 346	$ 371	$ 242	$ 226	$ 337	$ 288	$ 224	$ 239	$ 310	633
Actual %, quarter-on-quarter	(17.00%)	(7.00%)	53.00%	7.00%	(33.00%)	17.00%	29.00%	(6.00%)	(23.00%)	13.00%
CER %, quarter-on-quarter	(17.00%)	(8.00%)	51.00%	5.00%	(33.00%)	19.00%	31.00%	(6.00%)	(23.00%)	14.00%
Daliresp/Daxas
Product sales
Product Sales	$ 45	$ 38	$ 53	$ 53	$ 48	$ 44	$ 41	$ 42	$ 40	$ 31	83
Actual %, quarter-on-quarter	19.00%	(28.00%)		10.00%	9.00%	7.00%	(2.00%)	5.00%	29.00%	(3.00%)
CER %, quarter-on-quarter	22.00%	(30.00%)	(2.00%)	8.00%	9.00%	10.00%	(2.00%)	5.00%	29.00%	(3.00%)
Tudorza/Eklira
Product sales
Product Sales	$ 39	$ 34	$ 42	$ 37	$ 34	$ 37	$ 36	$ 47	$ 48	$ 39	73
Actual %, quarter-on-quarter	15.00%	(19.00%)	14.00%	9.00%	(8.00%)	3.00%	(23.00%)	(2.00%)	23.00%	(17.00%)
CER %, quarter-on-quarter	15.00%	(21.00%)	14.00%	6.00%	(8.00%)	6.00%	(23.00%)		21.00%	(17.00%)
Duaklir
Product sales
Product Sales	$ 22	$ 28	$ 23	$ 21	$ 16	$ 19	$ 19	$ 14	$ 17	$ 13	50
Actual %, quarter-on-quarter	(22.00%)	22.00%	10.00%	31.00%	(16.00%)		36.00%	(18.00%)	31.00%	8.00%
CER %, quarter-on-quarter	(19.00%)	17.00%	10.00%	18.00%	(15.00%)		43.00%	(18.00%)	31.00%	8.00%
Bevespi
Product sales
Product Sales	$ 8	$ 5	$ 8	$ 4	$ 3	$ 1	$ 3				13
Actual %, quarter-on-quarter	61.00%	(38.00%)	100.00%	33.00%		(67.00%)
CER %, quarter-on-quarter	60.00%	(38.00%)	100.00%	33.00%		(50.00%)
Respiratory, Others
Product sales
Product Sales	$ 88	$ 75	$ 85	$ 67	$ 66	$ 66	$ 83	$ 86	$ 79	$ 65	163
Actual %, quarter-on-quarter	17.00%	(12.00%)	27.00%	2.00%		(20.00%)	(3.00%)	9.00%	22.00%
CER %, quarter-on-quarter	16.00%	(20.00%)	30.00%	4.00%	(4.00%)	(19.00%)	1.00%	12.00%	18.00%	(3.00%)
Other
Product sales
Product Sales	$ 747	$ 929	$ 1,094	$ 991	$ 1,073	$ 998	$ 1,309	$ 1,203	$ 1,227	$ 1,328	1,676
Actual %, quarter-on-quarter	(20.00%)	(15.00%)	10.00%	(8.00%)	8.00%	(24.00%)	9.00%	(2.00%)	(8.00%)	(24.00%)
CER %, quarter-on-quarter	(20.00%)	(16.00%)	10.00%	(9.00%)	7.00%	(22.00%)	10.00%	(3.00%)	(9.00%)	(22.00%)
Nexium
Product sales
Product Sales	$ 442	$ 448	$ 427	$ 469	$ 595	$ 461	$ 491	$ 516	$ 562	$ 463	890
Actual %, quarter-on-quarter	(1.00%)	5.00%	(9.00%)	(21.00%)	29.00%	(6.00%)	(5.00%)	(8.00%)	21.00%	(18.00%)
CER %, quarter-on-quarter	(1.00%)	3.00%	(9.00%)	(22.00%)	28.00%	(4.00%)	(4.00%)	(9.00%)	20.00%	(18.00%)
Synagis
Product sales
Product Sales	$ 26	$ 224	$ 234	$ 153	$ 70	$ 230	$ 302	$ 104	$ 27	$ 244	250
Actual %, quarter-on-quarter	(89.00%)	(4.00%)	53.00%		(70.00%)	(24.00%)			(89.00%)	(11.00%)
CER %, quarter-on-quarter	(88.00%)	(4.00%)	53.00%		(70.00%)	(24.00%)			(89.00%)	(11.00%)
Losec/Prilosec
Product sales
Product Sales	$ 76	$ 69	$ 69	$ 66	$ 68	$ 68	$ 59	$ 72	$ 70	$ 75	145
Actual %, quarter-on-quarter	10.00%		5.00%	(3.00%)		15.00%	(18.00%)	3.00%	(7.00%)	(3.00%)
CER %, quarter-on-quarter	11.00%	(4.00%)	5.00%	(6.00%)	(3.00%)	18.00%	(17.00%)	4.00%	(9.00%)	(4.00%)
Seroquel XR
Product sales
Product Sales	$ 76	$ 53	$ 108	$ 62	$ 95	$ 67	$ 118	$ 190	$ 225	$ 202	129
Actual %, quarter-on-quarter	44.00%	(51.00%)	74.00%	(35.00%)	42.00%	(43.00%)	(38.00%)	(16.00%)	11.00%	(16.00%)
CER %, quarter-on-quarter	42.00%	(51.00%)	66.00%	(36.00%)	38.00%	(42.00%)	(37.00%)	(16.00%)	11.00%	(16.00%)
Movantik/Moventig
Product sales
Product Sales	$ 24	$ 28	$ 30	$ 30	$ 32	$ 30	$ 26	$ 25	$ 23	$ 17	52
Actual %, quarter-on-quarter	(14.00%)	(7.00%)		(6.00%)	7.00%	15.00%	4.00%	9.00%	35.00%	13.00%
CER %, quarter-on-quarter	(14.00%)	(7.00%)		(6.00%)	7.00%	15.00%	4.00%	9.00%	35.00%	13.00%
FluMist/Fluenz
Product sales
Product Sales			$ 58	$ 20			$ 67	$ 26	$ 6	$ 5
Actual %, quarter-on-quarter			190.00%						20.00%	(97.00%)
CER %, quarter-on-quarter			175.00%						20.00%	(97.00%)
Other, Others
Product sales
Product Sales	$ 103	$ 107	$ 168	$ 191	$ 213	$ 142	$ 246	$ 270	$ 314	$ 322	$ 210
Actual %, quarter-on-quarter	(4.00%)	(36.00%)	(12.00%)	(10.00%)	50.00%	(42.00%)	(9.00%)	(14.00%)	(2.00%)	(15.00%)
CER %, quarter-on-quarter	(5.00%)	(37.00%)	(12.00%)	(11.00%)	51.00%	(41.00%)	(8.00%)	(16.00%)	(4.00%)	(7.00%)